Apr. 13, 2016
VanEck Vectors Morningstar Wide Moat ETF
VanEck Vectors Morningstar Wide Moat ETF

SUPPLEMENT DATED APRIL 13, 2016 TO THE PROSPECTUS AND SUMMARY PROSPECTUS OF

MARKET VECTORS ETF TRUST

Dated February 1, 2016 (as supplemented)

This Supplement updates certain information contained in the above-dated Prospectus and Summary Prospectus for Market Vectors ETF Trust (the “Trust”) regarding Market Vectors Morningstar Wide Moat ETF (the “Fund”), a series of the Trust. You may obtain copies of the Fund’s Prospectus free of charge, upon request, by calling toll-free 1.800.826.2333 or by visiting the Van Eck website at www.vaneck.com.

Effective June 20, 2016, Morningstar will implement several changes to its Wide Moat Focus Index construction rules. Accordingly, effective June 20, 2016, the Fund’s disclosure is modified as follows:

The first paragraph under the “Principal Investment Strategies” section of the Prospectus and Summary Prospectus is hereby deleted and replaced with the following:

The Fund normally invests at least 80% of its total assets in securities that comprise the Fund’s benchmark index. The Wide Moat Focus Index is comprised of securities issued by companies that Morningstar, Inc. (“Morningstar”) determines to have sustainable competitive advantages based on a proprietary methodology that considers quantitative and qualitative factors (“wide moat companies”). Wide moat companies are selected from the universe of companies represented in the Morningstar® US Market IndexSM, a broad market index representing 97% of U.S. market capitalization. The Wide Moat Focus Index targets a select group of wide moat companies: those that according to Morningstar’s equity research team are attractively priced as of each Wide Moat Focus Index review. Out of the companies in the Morningstar US Market Index that Morningstar determines are wide moat companies, effective June 20, 2016, Morningstar selects at least 40 companies to be included in the Wide Moat Focus Index as determined by the ratio of Morningstar’s estimate of fair value of the issuer’s common stock to the price. Morningstar’s equity research fair value estimates are calculated using a standardized, proprietary valuation model. Wide moat companies may include medium-capitalization companies. As of December 31, 2015, the Wide Moat Focus Index included 20 securities of companies with a market capitalization range of approximately $5.5 billion to $322.1 billion and a weighted average market capitalization of $65.2 billion. These amounts are subject to change. The Fund’s 80% investment policy is non-fundamental and may be changed without shareholder approval upon 60 days’ prior written notice to shareholders.

The section captioned “Principal Risks of Investing in the Fund” of the Prospectus and Summary Prospectus is revised by deleting in its entirety “Issuer-Specific Changes Risk.”